New York Life Insurance Company

51 Madison Avenue,

New York, NY 10010

(212) 576-5522 Fax: (212) 576-7101

E-mail : Charles_F_Furtado@newyorklife.com

www.newyorklife.com

Charles F. Furtado, Jr.

Associate General Counsel

November 13, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I

(“Registrant”)

Post-Effective Amendment No. 2 to Registration Statement on Form N-6

CorpExec VUL Plus (the “Policy”)

File Nos. 811-07697/333-232790

Commissioners:

Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of Post-Effective Amendment No. 2 (the “Amendment”) to the registration statement on Form N-6 (File No. 333-232790) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and of Amendment No. 73 under the Investment Company Act of 1940 (the “1940 Act”) for the Policy.

For convenience, this letter uses the same defined terms used in the prospectus for the Policy contained in the Registration Statement (the “Prospectus”).

1. Purpose of Amendment

Registrant is filing the Amendment pursuant to Rule 485(a)(1) of the 1933 Act to:

1)

Revise the Registration Statement to make it consistent with amendments to Form N-6 adopted by the Securities and Exchange Commission (the “Commission”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765. After the Amendment (or a subsequently filed post-effective amendment) becomes effective, NYLIAC intends to rely on Rule 498A under the 1933 Act to use summary prospectuses with respect to the registration statement. Accordingly, NYLIAC has included an initial summary prospectus (“ISP”) as Exhibit (r) in the Amendment; and

2)	make other non-material changes.

Securities and Exchange Commission

Registrant represents that the Amendment effects no other material changes to the Registration Statement.

2. Timetable for Effectiveness

We are asking that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on January 12, 2021. Registrant intends to delay the effectiveness of the Amendment until it files a subsequent amendment pursuant to Rule 485(b) to consolidate the changes contained in the Amendment with other non-material and annual update changes to the Registration Statement and the prospectus and statement of additional information contained therein, such that the Amendment will go effective on May 1, 2021.

Registrant also intends to revise the prospectuses and statements of additional information for the variable universal life contracts listed below (the “Additional Contracts”) to reflect the same types of disclosure changes in the Amendment (the “Template Filing”), with appropriate changes to: (i) correctly identify and describe the product; (ii) reflect other non-material changes; and (iii) give effect to the comments of the staff of the Commission on the Amendment. Please note that, as the Additional Contracts are no longer offered or sold to new investors, and therefore NYLIAC will only use an updating summary prospectus (the “USP”) with these Contracts.

Contract	File No.
New York Life Insurance and Annuity Corporation CorpExec VUL II-V	333-48300
New York Life Insurance and Annuity Corporation CorpExec VUL VI	333-48300

Under separate cover, NYLIAC will seek the Commission’s permission to amend the Registration Statement relating to the Additional Contracts to add the disclosure changes needed to conform with the Form N-6 amendments (and to use USPs) by means of an amendment pursuant to Rule 485(b)(1)(vii) under the 1933 Act.

Absent relief under Rule 485b)(vii), the Form N-6 disclosure changes in connection with the Additional Contracts would give rise to the need to file post-effective amendments pursuant to Rule 485(a).

Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (212) 576-5522 (or Charles_F_Furtado@newyorklife.com).

Very truly yours,

/s/ Charles F. Furtado, Jr.
Charles F. Furtado, Jr.
Associate General Counsel

cc:	Sally Samuels, Esq.